Receivables (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Apr. 02, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for return, discount and credit as well as doubtful accounts	$ 0.4	$ 0.4	$ 0.4